Consolidated Statements of Profit or Loss and Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenues	$ 38,952,001	$ 41,237,747	$ 38,209,835
Cost of sales	(28,141,994)	(30,740,012)	(28,474,285)
Gross profit	10,810,007	10,497,735	9,735,550
Selling and administrative expenses	(2,904,415)	(2,975,242)	(3,029,073)
Other gains and losses	37,038	168,076	178,993
Tax on bank accounts debits and credits	(403,835)	(391,043)	(468,908)
FINANCIAL RESULTS, NET
Exchange rate differences	(1,190,464)	(1,910,402)	(191,406)
Gain on net monetary position	1,114,858	328,784	526,528
Financial income	60,383	41,399	43,502
Financial expenses	(1,793,319)	(1,017,365)	(796,119)
Profit before tax	5,730,253	4,741,942	5,999,067
INCOME TAX EXPENSE
Current	(1,103,295)	(1,614,317)	(1,634,401)
Deferred	(583,158)	(126,997)	1,292,976
NET PROFIT FOR THE YEAR	4,043,800	3,000,628	5,657,642
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(180,460)	725,642	(14,764)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(180,460)	725,642	(14,764)
TOTAL COMPREHENSIVE INCOME	3,863,340	3,726,270	5,642,878
Net profit for the year attributable to:
Owners of the Company	3,839,189	2,768,786	5,399,178
Non-controlling interests	204,611	231,842	258,464
NET PROFIT FOR THE YEAR	4,043,800	3,000,628	5,657,642
Total comprehensive income attributable to:
Owners of the Company	3,747,151	3,138,876	5,391,648
Non-controlling interests	116,189	587,394	251,230
TOTAL COMPREHENSIVE INCOME	$ 3,863,340	$ 3,726,270	$ 5,642,878
Earnings per share (basic and diluted)	$ 6.4413	$ 4.6454	$ 9.4552